INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other financial assets (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Current
Restricted short-term deposit	$ 4,327,275	$ 4,538,321	$ 4,260,517
Other investments	347,718
Other marketable securities	8,515	12,526	4,275
Other financial assets	4,683,508	4,550,847	4,264,792
Non-current
Shares of Bioceres S.A.	374,685	240,920	676,762
Other marketable securities	1,728	2,438	90,237
Other financial assets	$ 376,413	$ 243,358	$ 766,999